ACQUISITION OF M2M BUSINESS OF SAGEMCOM (Tables)	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Summary of the amounts of the assets acquired and liabilities assumed recognized at the acquisition date
The following table summarizes the final amounts of the assets acquired and liabilities assumed recognized at the acquisition date:

	€	$
Assets acquired
Inventory	786	967
Machinery and equipment	1,454	1,788
Identifiable intangible assets	21,272	26,160
Goodwill	25,295	31,107
	48,807	60,022
Liabilities assumed
Accrued liabilities	2,439	2,999
Long-term obligations	1,468	1,805
Fair value of net assets acquired	44,900	55,218

$
Assets acquired
Inventory	1,296
Machinery and equipment	68
Identifiable intangible assets	1,793
Goodwill	2,061
5,218
Liabilities assumed
Accrued liabilities	22
Fair value of net assets acquired	5,196

Schedule of the components of intangible assets acquired that are subject to amortization
The following table provides the components of the identifiable intangible assets acquired that are subject to amortization:

	Estimated useful life (in years)	€	$
Patents	8	5,259	6,468
Customer relationships	8-13	13,887	17,078
Backlog	1-2	1,382	1,699
In-process research and development	5	744	915
		21,272	26,160

	Estimated useful life (in years)	$
Customer relationships	5	1,284
Existing technology	3	385
In-process research and development	2	124
		1,793

Schedule of unaudited pro forma results
The following table presents the unaudited pro forma results for the years ended 2012 and 2011.  The pro forma financial information combines the results of operations of Sierra Wireless, Inc. and the M2M business of Sagemcom as though the businesses had been combined as of the beginning of fiscal 2011.  The pro forma financial information is presented for informational purposes only and is not indicative of the results of operations that would have been achieved if the acquisition had taken place at the beginning of fiscal 2011.  The pro forma financial information presented includes amortization charges for acquired tangible and intangible assets, and related tax effects, based on the values assigned in purchase price allocation.

	2012	2011
Pro Forma information
Revenue	$423,653	$385,049
Loss from operations	(21,462)	(48,406)
Net loss	(3,458)	(44,806)
Basic loss per share (in dollars)	$(0.11)	$(1.43)
Diluted loss per share (in dollars)	$(0.11)	$(1.43)